DESCRIPTION OF PLAN (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Automatic deferral rate	5.00%
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	3.00%
Employer contribution, matching percentage after initial percent of eligible compensation	50.00%
Employer contribution, participant compensation matched, percentage after initial percent of eligible compensation	2.00%
Participant maximum contribution	80.00%
Administrative expense allocation, minimum balance for allocation	$ 2,000
Employer contribution vesting percentage	100.00%
Forfeited nonvested account	$ 1,309	$ 1,141
Note receivable from participant, minimum borrowing amount	1,000
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, general loan, maximum borrowing term	5 years
Termination of service with vested benefits (less than)	$ 1,000
Maximum common stock ownership by participant	5.00%
Maximum common stock ownership, purchase limit	10.00%
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	9.50%